UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (3.1%)
Alliant Techsystems	2,800	$402
General Dynamics	8,000	811
L-3 Communications Holdings, Cl 3	5,000	555
Northrop Grumman	7,800	901
Raytheon	7,100	675

		3,344

Agricultural Operations (0.8%)
Archer-Daniels-Midland	22,700	896

Agricultural Products (0.4%)
Ingredion	6,800	424

Air Freight & Logistics (0.6%)
FedEx	5,300	707

Aircraft (0.9%)
Lockheed Martin	2,200	332
Southwest Airlines	31,000	649

		981

Asset Management & Custody Banks (1.8%)
Ameriprise Financial	6,300	665
Bank of New York Mellon	20,200	646
State Street	10,400	696

		2,007

Automotive (2.6%)
Autoliv	3,700	335
Cooper Tire & Rubber	15,300	358
Ford Motor	70,600	1,056
General Motors	16,300	588
Lear	5,800	420
Murphy USA*	2,425	94

		2,851

Banks (10.4%)
Bank of America	93,600	1,568
Fifth Third Bancorp	33,700	708
Huntington Bancshares	51,500	467
JPMorgan Chase	53,600	2,967
Keycorp	33,600	429
PNC Financial Services Group	12,100	967
Regions Financial	44,300	450
SunTrust Banks	8,700	322
US Bancorp	12,200	485
Wells Fargo	64,100	2,906

		11,269

Biotechnology (0.3%)
Amgen	2,700	321

Cable & Satellite (0.3%)
DIRECTV*	4,700	326

	Shares	Value (000)
Casinos & Gaming (0.4%)
International Game Technology	26,100	$377

Chemicals (1.3%)
Dow Chemical	14,500	660
Huntsman	17,000	372
LyondellBasell Industries, Cl A	4,200	331

		1,363

Commercial Printing (0.3%)
RR Donnelley & Sons	18,400	340

Computer & Electronics Retail (0.9%)
Best Buy	20,100	473
GameStop, Cl A	13,700	481

		954

Computers & Services (5.5%)
Apple	3,400	1,702
CA	15,300	491
Computer Sciences	8,700	525
Hewlett-Packard	41,100	1,192
Microsoft	8,900	337
Oracle	8,700	321
Seagate Technology	6,200	328
Symantec	17,000	364
Western Digital	8,100	698

		5,958

Construction & Engineering (0.3%)
KBR	10,300	322

Consumer Discretionary (2.4%)
Energizer Holdings	5,500	520
Procter & Gamble	27,000	2,069

		2,589

Diversified Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold	14,400	467

Drug Retail (1.3%)
CVS Caremark	21,000	1,422

Electrical Services (6.4%)
Ameren	13,100	496
American Electric Power	18,200	888
DTE Energy	10,200	696
Edison International	12,800	616
Entergy	9,900	624
General Electric	94,100	2,365
Pinnacle West Capital	8,600	453
Public Service Enterprise Group	23,000	767

		6,905

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	2,900	669

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares	Value (000)
Financial Services (4.3%)
Capital One Financial	14,200	$1,003
Citigroup	40,600	1,926
Goldman Sachs Group	5,400	886
Morgan Stanley	14,100	416
SLM	18,100	412

		4,643

Food, Beverage & Tobacco (0.8%)
Supervalu*	33,400	193
Tyson Foods, Cl A	15,800	591
Universal	2,400	123

		907

General Merchandise Stores (0.4%)
Target	8,300	470

Health Care Equipment (1.1%)
Medtronic	11,400	645
Zimmer Holdings	5,600	526

		1,171

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	4,700	626

Independent Power Producers & Energy Traders (0.4%)
AES	34,900	491

Insurance (10.8%)
ACE	4,500	422
Aetna	10,400	710
Aflac	8,600	540
Allstate	17,100	876
American International Group	9,700	465
Assurant	6,700	438
Berkshire Hathaway, Cl B*	13,600	1,518
CIGNA	6,800	587
Hartford Financial Services Group	11,000	366
Lincoln National	13,500	648
MetLife	10,100	495
Prudential Financial	10,500	886
Torchmark	4,300	323
Travelers	10,700	870
UnitedHealth Group	15,700	1,135
Unum Group	14,900	480
WellPoint	10,300	886

		11,645

Machinery (1.5%)
AGCO	8,200	437
Caterpillar	8,700	817
Deere	3,800	327

		1,581

Metal & Glass Containers (0.2%)
Owens-Illinois*	6,700	215

	Shares	Value (000)
Mortgage REIT’s (0.4%)
Annaly Capital Management	39,300	$423

Multimedia (0.8%)
Time Warner	6,900	433
Walt Disney	6,000	436

		869

Office Electronics (0.6%)
Xerox	59,100	641

Office Equipment (0.2%)
Pitney Bowes	10,600	267

Office REIT’s (0.3%)
Brandywine Realty Trust	24,800	353

Oil & Gas Equipment & Services (0.2%)
Halliburton	5,496	269

Paper & Paper Products (0.2%)
International Paper	4,800	229

Paper Packaging (0.3%)
Rock-Tenn, Cl A	3,400	345

Petroleum & Fuel Products (14.4%)
Apache	9,400	754
Chevron	25,300	2,824
ConocoPhillips	18,700	1,215
Exxon Mobil	46,700	4,304
Helmerich & Payne	5,500	484
HollyFrontier	7,800	361
Marathon Oil	23,100	757
Marathon Petroleum	10,300	897
Murphy Oil	6,400	362
Nabors Industries	24,700	422
Occidental Petroleum	13,700	1,200
Phillips 66	16,650	1,217
Valero Energy	16,000	818

		15,615

Petroleum Refining (0.6%)
Hess	8,700	657

Pharmaceuticals (7.0%)
Abbott Laboratories	12,600	462
Johnson & Johnson	32,100	2,840
Merck	24,900	1,319
Pfizer	99,400	3,022

		7,643

Printing & Publishing (0.6%)
Gannett	13,100	361
Lexmark International, Cl A	9,000	353

		714

Railroads (0.8%)
Norfolk Southern	9,500	880

Reinsurance (1.7%)
Everest Re Group	3,200	463

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Reinsurance (continued)
Montpelier Re Holdings	11,100	$309
PartnerRe	4,600	452
Reinsurance Group of America, Cl A	2,900	217
Validus Holdings	12,800	460

		1,901

Retail (1.9%)
Kohl’s	12,400	628
Kroger	9,000	325
Macy’s	8,100	431
Safeway	7,100	222
Wal-Mart Stores	5,700	425

		2,031

Semi-Conductors/Instruments (2.1%)
Intel	80,900	1,985
TE Connectivity	5,700	322

		2,307

Specialized REIT’s (0.9%)
Hospitality Properties Trust	15,800	406
LaSalle Hotel Properties	8,900	274
Omega Healthcare Investors	10,400	332

		1,012

Telephones & Telecommunications (5.4%)
AT&T	77,500	2,582
Cisco Systems	87,200	1,910
Corning	52,100	897
Harris	6,600	458

		5,847

Total Common Stock (Cost $85,046)		108,244

Repurchase Agreement (1.2%)
Morgan Stanley 0.010%, dated 01/31/14, to be repurchased on 02/03/14, purchase price $1,365,673 (collateralized by US Treasury Obligations, par value $93,598 - $1,286,413, 0.750% - 6.250%,12/31/17 - 08/15/23; with total market value of $1,392,988)	$1,366	1,366

Total Repurchase Agreement (Cost $1,366)		1,366

Total Investments — 100.7% (Cost $86,412)†		$109,610

Percentages are based on Net Assets of $108,815 (000).

Cl	— Class

REIT	— Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $86,412 (000), and the unrealized appreciation and depreciation were $27,349 (000) and ($4,151 (000)) respectively.

The following is a list of the level of inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$108,244	$—	$—	$108,244
Repurchase Agreement	—	1,366	—	1,366
Total Investments in Securities	$108,244	$1,366	$—	$109,610

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-002-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014